Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Thousands	Common shares	Reserves	Share based payments reserve	Warrants reserve	Accumulated Other Comprehensive Income (loss)	Accumulated deficit	Total
Equity at beginning of period at Dec. 31, 2021	$ 269,198	$ 29,306	$ 10,051	$ 19,255	$ 2,441	$ (116,528)	$ 184,417
Shares at beginning of period at Dec. 31, 2021	247,600
Shares issued pursuant to a financing	$ 149,363						149,363
Shares issued pursuant to a financing (in shares)	43,689
Share issuance costs	$ (261)						(261)
RSUs settled in cash (note 18)	(1,320)	(403)	(403)				(1,723)
RSUs reclassified to cash settled (note 18)		(310)	(310)				(310)
DSUs redeemed (note 18)	$ 165	(165)	(165)
DSUs redeemed (note 18) (in shares)	112
DSUs settled in cash (note 18)	$ (167)	(159)	(159)				(326)
Replacement options issued		1,647	1,647				1,647
Warrants exercised (note 16)	$ 21,334	(5,143)		(5,143)			16,191
Warrants exercised (note 16) (in shares)	10,697
Options exercised (note 18)	$ 6,866	(3,033)	(3,033)				3,833
Options exercised (note 18) (in shares)	3,675
RSUs redeemed (note 18)	$ 138	(138)	(138)
RSUs redeemed (note 18) (in shares)	36
Share based payments (note 18)		2,407	2,407				2,407
Income (loss) for the year						45,770	45,770
Other comprehensive income (loss)					(4,024)		(4,024)
Equity at end of period at Dec. 31, 2022	$ 445,316	24,009	9,897	14,112	(1,583)	(70,758)	396,984
Shares at end of period at Dec. 31, 2022	305,809
Shares issued pursuant to a financing	$ 18,434						18,434
Shares issued pursuant to a financing (in shares)	3,987
Share issued for property payments	$ 242						242
Share issued for property payments (in shares)	62
Warrants exercised (note 16)	$ 3,215	(345)		(345)			2,870
Warrants exercised (note 16) (in shares)	1,292
Options exercised (note 18)	$ 6,926	(2,036)	(2,036)				4,890
Options exercised (note 18) (in shares)	3,866
RSUs redeemed (note 18)	$ 228	(228)	(228)
RSUs redeemed (note 18) (in shares)	58
Share based payments (note 18)		2,987	2,987				2,987
Income (loss) for the year						(27,010)	(27,010)
Other comprehensive income (loss)					1,144		1,144
Equity at end of period at Dec. 31, 2023	$ 474,361	$ 24,387	$ 10,620	$ 13,767	$ (439)	$ (97,768)	$ 400,541
Shares at end of period at Dec. 31, 2023	315,074